Stockholders’ Deficit (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Class of Stock [Line Items]
Proceeds for conversion	$ 16,000
Series A-2 Preferred Stock [Member]
Class of Stock [Line Items]
Share price	$ 0.15
Dividends declared	$ 0		$ 0
Liquidation preference per share	$ 2.50
Proceeds for conversion	$ 20,000,000
Liquidation preference amount			14,400,000
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Share price	$ 0.15
Dividends declared	$ 0		0
Liquidation preference per share	$ 2.50
Proceeds for conversion	$ 20,000,000
Liquidation preference amount			$ 12,000,000.0